UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.      Name and address of Issuer:    BBH Trust
                                       140 Broadway
                                       New York, New York  10005

2. The name of each series or class of funds for which this Form is being filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

        The BBH Real Return Fund
        The BBH International Equity Fund
        The BBH Broad Market Fund
        The BBH Core Select


3.      Investment Company Act File Number: 811-21829
        Securities Act File Number:          333-129342

4(a). Last day of fiscal year for which this notice is filed: October 31, 2007

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

        Note: If Form is being filed late, interest must be paid on the registration fee due.

4(c). [] Check the box if this is the last time the issuer will be filing this Form.

5.      Calculation of registration fee:

        (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

            The BBH Real Return Fund	 47,165,097.00
            The BBH International Equity Fund 	 125,860,822.00
            The BBH Broad Market Fund	 85,656,170.00
            The BBH Core Select	 46,730,508.00

        (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:


            The BBH Real Return Fund	 245,269,850.00
            The BBH International Equity Fund	 54,902,468.00
            The BBH Broad Market Fund 	 33,205,938.00
            The BBH Core Select	 23,479,800.00

        (iii)Aggregate price of securities redeemed or
             repurchased during any prior fiscal year
             ending no earlier than October 11, 1995 that
             were not previously used to reduce
             registration fee payable to the Commission:
    As of October 31, 2007
            The BBH Real Return Fund	 -
            The BBH International Equity Fund	 -
            The BBH Broad Market Fund 	 -
            The BBH Core Select	 -

        (iv) Total available redemption credits
             [add Items 5(ii) and 5(iii)]:

            The BBH Real Return Fund	 245,269,850.00
            The BBH International Equity Fund	 54,902,468.00
            The BBH Broad Market Fund 	 33,205,938.00
            The BBH Core Select	 23,479,800.00

        (v)  Net sales - if Item 5(i) is greater
             than Item 5(iv)[subtract Item 5(iv)

             from Item 5(i)]:                          	 -

        (vi) Redemption credits available for use
             in future years - if Item 5(i) is less
             than Item 5(iv)[subtract Item
             5(iv) from Item 5(i):               	 51,445,459.00


        (vii)Multiplier for determining registration fee
             (See Instruction C.9)                        	0.0000393

       (viii)Registration fee due [multiply Item 5(v) by Item
             5 (vii) (enter "0" if no fee is due):              	 -

6.      Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before
    [effective  date of  rescission of rule
     24e-2],  then  report the amount of
     securities  (number of shares or other
     units deducted here: _____ . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _____.

7.   Interest  due - if this Form is being filed more than 90 days after the
     end of the issuer's fiscal year (see Instruction D):	 -



8.   Total of the amount of the  registration  fee due plus any  interest due
     [line 5(vii) plus line 7]:	 -



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:



     Method of Delivery:

          [x]   Wire Transfer
          [ ]   Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ John C. Smith II -Assistant Treasurer

Date:
Friday, January 25, 2008